INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2022 and December 31, 2021 is as follows:

	June 30, 2022	December 31, 2021
	(in millions)
Equity method	$271	$286
Cost method	48	47
Total	$319	$333